Summary of significant accounting policies and basis of preparation - Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Furniture and fittings
Summary of significant accounting policies and basis of preparation
Depreciation of property and equipment	20.00%
Equipment under lease
Summary of significant accounting policies and basis of preparation
Depreciation of property and equipment	50.00%